Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Grant Procedures

The Company’s Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it has been the Compensation Committee’s general practice to approve annual equity awards in the fourth quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our named executive officers is when the Company has no material non-public information. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Company’s Compensation Committee approves equity awards for our named executive officers on or before the date of grant, and it has been the Compensation Committee’s general practice to approve annual equity awards in the fourth quarter of each year. On occasion, equity awards may be granted outside of our annual grant cycle for new hires, promotions, retention, or other purposes. Generally, the date of grant for equity awarded to our named executive officers is when the Company has no material non-public information. The Company does not permit the timed disclosure of material non-public information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false